NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting	$ 2,000
Advertising	0	$ 7,650	$ 10,200	$ 5,100
Click Based and Impressions Ads	247	115	517	456
Publishing and Distribution	460	4,560	4,943	2,392
Total sales	2,707	12,325	15,660	7,948
Related Party [Member]
Server	0	0
Accounting	2,000
Click Based and Impressions Ads	0	0	0	0
Publishing and Distribution	150	0	1,283	0
Total sales	2,150	7,650	11,483	5,100
Advertising	0	7,650
Third Party [Member]
Server	0	0
Click Based and Impressions Ads	247	115	517	456
Publishing and Distribution	310	4,560	3,660	2,392
Total sales	557	4,675	$ 4,177	$ 2,848
Advertising	$ 0	$ 0